Cover	12 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Document Type	11-K
Entity Registrant Name	Bunge Global SA
Entity Central Index Key	0001996862
Amendment Flag	false
EBP 219
Document Information [Line Items]
Document Type	11-K
Entity Registrant Name	Bunge Global SA
Entity Central Index Key	0001996862
Amendment Flag	false